CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
NET SALES	$ 9,626,739	$ 8,636,134	$ 5,153,998
COST OF GOODS SOLD	7,837,278	7,229,167	4,353,702
GROSS PROFIT	1,789,461	1,406,967	800,296
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	832,079	682,253	444,596
OTHER LOSS (GAINS), NET	7,198	(12,840)	9,874
EARNINGS FROM OPERATIONS	950,184	737,554	345,826
INTEREST EXPENSE	13,910	13,814	9,311
INTEREST AND INVESTMENT INCOME	(725)	(6,498)	(4,468)
EQUITY IN LOSS OF INVESTEE	2,183	3,902
NON-OPERATING EXPENSE	15,368	11,218	4,843
EARNINGS BEFORE INCOME TAXES	934,816	726,336	340,983
INCOME TAXES	229,852	173,972	87,101
NET EARNINGS	704,964	552,364	253,882
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(12,313)	(16,724)	(7,104)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 692,651	$ 535,640	$ 246,778
EARNINGS PER SHARE - BASIC (USD per share)	$ 11.05	$ 8.61	$ 4.00
EARNINGS PER SHARE - DILUTED (USD per share)	$ 10.97	$ 8.59	$ 4.00
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 704,964	$ 552,364	$ 253,882
OTHER COMPREHENSIVE LOSS	(2,498)	(5,296)	5,967
COMPREHENSIVE INCOME	702,466	547,068	259,849
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(13,485)	(15,039)	(9,976)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 688,981	$ 532,029	$ 249,873